Expense Example - Sphere 500 Climate Fund	Sep. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	688
Sphere 500 Climate Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 374